SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Acquired intangible assets net (Details)	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	50 years
Maximum | Technology rights for licensed seeds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	20 years
Maximum | Distribution network
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	14 years
Minimum | Technology rights for licensed seeds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	3 years
Minimum | Distribution network
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Finite-lived intangible asset useful life	6 years